Commitments and contingencies - Open tax procedures (Details)							9 Months Ended		12 Months Ended
	Aug. 11, 2023 USD ($)	Aug. 11, 2023 PEN (S/)	Jul. 30, 2021 USD ($)	Jul. 30, 2021 PEN (S/)	Nov. 13, 2020 USD ($)	Nov. 13, 2020 PEN (S/)	Jul. 31, 2023 USD ($)	Jul. 31, 2023 PEN (S/)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 31, 2023 PEN (S/)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 PEN (S/)
Disclosure of Commitments and contingencies [Line Items]
Compulsory collection of income tax									$ 820,292,000
Tax Assessments, penalties and interest expenses									492,337,000
Tax Assessments Estimated Possible Losses									327,955,000
Income tax expense									(45,126,000)		$ 0	$ 0
Tax year 2009 and 2010
Disclosure of Commitments and contingencies [Line Items]
Tax Assessments Estimated Possible Losses									113,178,000
Tax Assessments Estimated Possible Losses, Financial Expenses									58,454,000
Tax Assessments Estimated Possible Losses, Others									$ 9,598,000
Year 2018 [Member]
Disclosure of Commitments and contingencies [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised							$ 19,822,000						S/ 73,600,000
Revenue From Rendering Of Services Related Party Transactions Not recognised							46,027,000						S/ 170,900,000
SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised														$ 4,476,000	S/ 16,618,000
SUNAT. | Year 2007 and 2008
Disclosure of Commitments and contingencies [Line Items]
Compulsory collection of income tax					$ 422,111,000	S/ 1,567,297,000
Tax Assessments, penalties and interest expenses					370,387,000	1,375,248,000
Collection of debt forced amount																$ 19,451,000	S/ 72,065,000
Amount of Tax Assessment Value Paid			$ 426,374,000	S/ 1,583,128,000
Tax Assessments Estimated Possible Losses					$ 51,723,000	S/ 192,049,000
SUNAT. | Tax year 2009 and 2010
Disclosure of Commitments and contingencies [Line Items]
Tax Assessments Estimated Possible Losses | S/										S/ 420,231,000
SUNAT. | Year 2018 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax Assessments, penalties and interest expenses							$ 5,521,000	S/ 20,500,000
Amount of Tax Assessment Value Paid	$ 3,306,000	S/ 12,249,000